CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT OR LOSS € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Statement of comprehensive income [abstract]
(Loss) / profit for the period	€ (75,102)
Items that may be reclassified subsequently to profit or loss:
Translation differences	(8,879)
Other comprehensive (loss) / profit for the period, net of tax	(8,879)
Total comprehensive (loss) / profit for the period, net of tax	€ (83,981)